Distribution Date:	04/17/23	JPMC Commercial Mortgage Securities Trust 2013-C16
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C16
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	8		partnership
Current Mortgage Loan and Property Stratification	9-13		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	14-15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	U.S. Bank National Association
Modified Loan Detail	24		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641BAA1	1.223200%	56,761,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641BAB9	3.070000%	236,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641BAC7	3.881200%	145,000,000.00	68,935,032.74	0.00	222,958.87	0.00	0.00	222,958.87	68,935,032.74	48.79%	30.00%
A-4	46641BAD5	4.166400%	276,236,000.00	276,236,000.00	0.00	959,091.39	0.00	0.00	959,091.39	276,236,000.00	48.79%	30.00%
A-SB	46641BAE3	3.674400%	80,504,000.00	6,714,203.96	1,282,586.32	20,558.89	0.00	0.00	1,303,145.21	5,431,617.64	48.79%	30.00%
A-S	46641BAH6	4.516900%	83,774,000.00	83,774,000.00	0.00	315,332.32	0.00	0.00	315,332.32	83,774,000.00	36.56%	22.62%
B	46641BAJ2	5.109782%	73,835,000.00	73,835,000.00	0.00	314,400.62	0.00	0.00	314,400.62	73,835,000.00	25.77%	16.12%
C	46641BAK9	5.174582%	41,177,000.00	41,177,000.00	0.00	177,561.47	0.00	0.00	177,561.47	41,177,000.00	19.76%	12.50%
D	46641BAP8	5.174582%	56,795,000.00	56,795,000.00	0.00	244,908.65	0.00	0.00	244,908.65	56,795,000.00	11.47%	7.50%
E	46641BAR4	3.744000%	21,299,000.00	21,299,000.00	0.00	66,452.88	0.00	0.00	66,452.88	21,299,000.00	8.36%	5.62%
F	46641BAT0	3.744000%	11,359,000.00	11,359,000.00	0.00	35,440.08	0.00	0.00	35,440.08	11,359,000.00	6.70%	4.63%
NR	46641BAV5	3.744000%	52,536,247.00	45,849,042.47	0.00	103,564.87	0.00	0.00	103,564.87	45,849,042.47	0.00%	0.00%
R	46641BAX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,917,248.00	685,973,279.17	1,282,586.32	2,460,270.04	0.00	0.00	3,742,856.36	684,690,692.85

X-A	46641BAF0	0.993494%	878,916,000.00	435,659,236.70	0.00	360,687.20	0.00	0.00	360,687.20	434,376,650.38
X-B	46641BAG8	0.064800%	73,835,000.00	73,835,000.00	0.00	3,987.09	0.00	0.00	3,987.09	73,835,000.00
X-C	46641BAM5	1.430582%	85,194,247.00	78,507,042.47	0.00	93,592.30	0.00	0.00	93,592.30	78,507,042.47
Notional SubTotal			1,037,945,247.00	588,001,279.17	0.00	458,266.59	0.00	0.00	458,266.59	586,718,692.85

Deal Distribution Total					1,282,586.32	2,918,536.63	0.00	0.00	4,201,122.95

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641BAC7	475.41401890	0.00000000	1.53764738	0.00000000	0.00000000	0.00000000	0.00000000	1.53764738	475.41401890
A-4	46641BAD5	1,000.00000000	0.00000000	3.47199999	0.00000000	0.00000000	0.00000000	0.00000000	3.47199999	1,000.00000000
A-SB	46641BAE3	83.40211617	15.93195767	0.25537725	0.00000000	0.00000000	0.00000000	0.00000000	16.18733492	67.47015850
A-S	46641BAH6	1,000.00000000	0.00000000	3.76408337	0.00000000	0.00000000	0.00000000	0.00000000	3.76408337	1,000.00000000
B	46641BAJ2	1,000.00000000	0.00000000	4.25815155	0.00000000	0.00000000	0.00000000	0.00000000	4.25815155	1,000.00000000
C	46641BAK9	1,000.00000000	0.00000000	4.31215169	0.00000000	0.00000000	0.00000000	0.00000000	4.31215169	1,000.00000000
D	46641BAP8	1,000.00000000	0.00000000	4.31215160	0.00000000	0.00000000	0.00000000	0.00000000	4.31215160	1,000.00000000
E	46641BAR4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
F	46641BAT0	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
NR	46641BAV5	872.71255729	0.00000000	1.97130317	0.75155997	15.94991740	0.00000000	0.00000000	1.97130317	872.71255729
R	46641BAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641BAF0	495.67789948	0.00000000	0.41037733	0.00000000	0.00000000	0.00000000	0.00000000	0.41037733	494.21861746
X-B	46641BAG8	1,000.00000000	0.00000000	0.05400000	0.00000000	0.00000000	0.00000000	0.00000000	0.05400000	1,000.00000000
X-C	46641BAM5	921.50638376	0.00000000	1.09857535	0.00000000	0.00000000	0.00000000	0.00000000	1.09857535	921.50638376

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/23 - 03/30/23	30	0.00	222,958.87	0.00	222,958.87	0.00	0.00	0.00	222,958.87	0.00
A-4	03/01/23 - 03/30/23	30	0.00	959,091.39	0.00	959,091.39	0.00	0.00	0.00	959,091.39	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	20,558.89	0.00	20,558.89	0.00	0.00	0.00	20,558.89	0.00
X-A	03/01/23 - 03/30/23	30	0.00	360,687.20	0.00	360,687.20	0.00	0.00	0.00	360,687.20	0.00
X-B	03/01/23 - 03/30/23	30	0.00	3,987.09	0.00	3,987.09	0.00	0.00	0.00	3,987.09	0.00
X-C	03/01/23 - 03/30/23	30	0.00	93,592.30	0.00	93,592.30	0.00	0.00	0.00	93,592.30	0.00
A-S	03/01/23 - 03/30/23	30	0.00	315,332.32	0.00	315,332.32	0.00	0.00	0.00	315,332.32	0.00
B	03/01/23 - 03/30/23	30	0.00	314,400.62	0.00	314,400.62	0.00	0.00	0.00	314,400.62	0.00
C	03/01/23 - 03/30/23	30	0.00	177,561.47	0.00	177,561.47	0.00	0.00	0.00	177,561.47	0.00
D	03/01/23 - 03/30/23	30	0.00	244,908.65	0.00	244,908.65	0.00	0.00	0.00	244,908.65	0.00
E	03/01/23 - 03/30/23	30	0.00	66,452.88	0.00	66,452.88	0.00	0.00	0.00	66,452.88	0.00
F	03/01/23 - 03/30/23	30	0.00	35,440.08	0.00	35,440.08	0.00	0.00	0.00	35,440.08	0.00
NR	03/01/23 - 03/30/23	30	798,464.66	143,049.01	0.00	143,049.01	39,484.14	0.00	0.00	103,564.87	837,948.80
Totals			798,464.66	2,958,020.77	0.00	2,958,020.77	39,484.14	0.00	0.00	2,918,536.63	837,948.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
EC	46641BAL7	N/A	198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
										0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,201,122.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,968,478.69	Master Servicing Fee	6,588.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,156.05
Interest Adjustments	0.00	Trustee Fee	265.81
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.35
ARD Interest	0.00	Senior Trust Advisor Fee	1,151.86
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,968,478.69	Total Fees	10,457.91

Principal		Expenses/Reimbursements
Scheduled Principal	1,282,586.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,801.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,682.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,282,586.30	Total Expenses/Reimbursements	39,484.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,918,536.63
Excess Liquidation Proceeds	0.00	Principal Distribution	1,282,586.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,201,122.95
Total Funds Collected	4,251,064.99	Total Funds Distributed	4,251,065.00

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	685,973,279.17	685,973,279.17	Beginning Certificate Balance	685,973,279.17
(-) Scheduled Principal Collections	1,282,586.30	1,282,586.30	(-) Principal Distributions	1,282,586.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	684,690,692.85	684,690,692.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	686,942,703.71	686,942,703.71	Ending Certificate Balance	684,690,692.85
Ending Actual Collateral Balance	685,741,580.59	685,741,580.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP
$4,999,999 or less	7	19,976,755.34	2.92%	5	5.3780	2.707775	1.30 or less	6	226,931,515.33	33.14%	7	4.9570	0.880291
$5,000,000 to $14,999,999	5	44,627,226.98	6.52%	7	5.0299	1.555400	1.31 to 1.40	1	34,250,000.00	5.00%	5	4.6060	1.317000
$15,000,000 to $29,999,999	2	44,287,467.33	6.47%	5	5.2236	1.161648	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	4	142,931,043.23	20.88%	6	4.9953	1.384937	1.51 to 1.60	2	59,616,702.62	8.71%	6	5.0147	1.564496
$50,000,000 to 99,999,999	1	57,255,010.72	8.36%	6	4.9955	1.564900	1.61 to 1.75	2	35,058,056.51	5.12%	5	5.2984	1.702941
$100,000,000 or Greater	1	117,921,627.20	17.22%	7	4.8333	0.839100	1.76 to 2.00	3	48,002,543.50	7.01%	6	5.1427	1.810982
Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245	2.01 to 2.25	1	1,349,537.40	0.20%	5	5.4800	2.204100
							2.26 or Greater	5	21,790,775.44	3.18%	6	5.1202	3.382069
							Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	32	257,691,562.05	37.64%	4	5.0742	NAP
							Defeased	32	257,691,562.05	37.64%	4	5.0742	NAP
Arizona	2	9,451,222.75	1.38%	7	4.9499	1.849249
							Lodging	2	71,090,781.72	10.38%	7	5.0524	1.483331
California	1	8,495,534.84	1.24%	6	4.8100	3.721300
							Mixed Use	1	930,872.01	0.14%	6	5.1900	1.801600
Florida	3	7,726,487.63	1.13%	4	5.5060	2.654261
							Mobile Home Park	1	4,015,258.33	0.59%	4	5.5300	3.452300
Georgia	3	38,551,320.75	5.63%	6	5.1900	1.801600
							Multi-Family	1	117,921,627.20	17.22%	7	4.8333	0.839100
Louisiana	1	57,255,010.72	8.36%	6	4.9955	1.564900
							Office	5	126,130,235.93	18.42%	6	4.9268	1.262582
Minnesota	1	17,046,645.65	2.49%	6	5.0695	0.279300
							Retail	9	97,630,373.34	14.26%	5	5.1942	1.577784
Nevada	1	32,638,463.06	4.77%	5	5.2500	1.178700
							Self Storage	3	9,279,982.27	1.36%	6	5.2270	3.041126
New York	2	145,162,448.88	21.20%	6	4.9247	1.003244
							Totals	54	684,690,692.85	100.00%	5	5.0253	1.370245
Ohio	1	12,072,175.27	1.76%	7	5.1345	0.488800

Pennsylvania	2	14,371,397.15	2.10%	6	5.1973	1.516770

Texas	3	12,487,164.68	1.82%	7	5.2086	2.098678

Virginia	1	37,491,259.42	5.48%	7	4.9290	1.198100

Washington, DC	1	34,250,000.00	5.00%	5	4.6060	1.317000

Totals	54	684,690,692.85	100.00%	5	5.0253	1.370245

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP
	4.50000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.80000%	2	40,730,937.31	5.95%	5	4.6194	1.404880	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.05000%	4	221,163,432.18	32.30%	7	4.8906	1.198567	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.05001% to 5.25000%	8	122,557,114.14	17.90%	6	5.1835	1.236649	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25001% to 5.45000%	2	31,850,874.10	4.65%	4	5.3128	1.937682	49 months or greater	20	426,999,130.80	62.36%	6	4.9958	1.314872
	5.45001% to 5.65000%	4	10,696,773.07	1.56%	5	5.5090	2.418577	Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245
	5.65001% to 5.95000%	0	0.00	0.00%	0	0.0000	0.000000
	5.95001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP
	60 months or less	20	426,999,130.80	62.36%	6	4.9958	1.314872	Interest Only	1	34,250,000.00	5.00%	5	4.6060	1.317000
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	19	392,749,130.80	57.36%	6	5.0298	1.314686
	Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
								300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	25	257,691,562.05	37.64%	4	5.0742	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	426,999,130.80	62.36%	6	4.9958	1.314872
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	684,690,692.85	100.00%	5	5.0253	1.370245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301161001	MF	New York	NY	Actual/360	4.833%	491,707.65	219,313.68	0.00	N/A	11/01/23	--	118,140,940.90	117,921,627.20	04/01/23
3	301160003	OF	New Orleans	LA	Actual/360	4.995%	246,708.66	96,681.19	0.00	N/A	10/01/23	--	57,351,691.91	57,255,010.72	04/01/23
4	301161004	OF	Minneapolis	MN	Actual/360	4.966%	202,246.58	69,152.30	0.00	N/A	07/01/23	--	47,290,243.61	47,221,091.31	04/01/23
6	301161006	Various Atlanta		GA	Actual/360	5.190%	172,648.29	79,658.63	0.00	N/A	10/01/23	--	38,630,979.38	38,551,320.75	04/01/23
7	301161007	LO	Richmond	VA	Actual/360	4.929%	159,468.73	80,152.12	0.00	N/A	11/01/23	--	37,571,411.54	37,491,259.42	04/01/23
10	301161010	RT	Las Vegas	NV	Actual/360	5.250%	147,758.81	45,512.49	0.00	N/A	09/06/23	--	32,683,975.55	32,638,463.06	04/06/23
11	300950003	OF	Washington	DC	Actual/360	4.606%	135,845.01	0.00	0.00	N/A	09/01/23	--	34,250,000.00	34,250,000.00	04/01/23
12	301161012	RT	New York	NY	Actual/360	5.320%	125,132.16	73,984.77	0.00	N/A	08/01/23	--	27,314,806.45	27,240,821.68	04/01/23
13	301161013	MH	Coconut Creek	FL	Actual/360	4.970%	106,222.55	45,297.22	0.00	N/A	08/01/23	--	24,819,963.39	24,774,666.17	04/01/23
14	301161014	OF	Oak Brook	IL	Actual/360	5.073%	90,845.38	43,665.66	0.00	N/A	10/01/23	--	20,795,951.45	20,752,285.79	04/01/23
15	301161015	OF	Bloomington	MN	Actual/360	5.069%	74,661.94	56,459.05	0.00	N/A	10/01/23	--	17,103,104.70	17,046,645.65	05/01/22
16	301161016	OF	Orlando	FL	Actual/360	5.110%	79,141.91	37,316.76	0.00	N/A	11/01/23	09/01/23	17,985,662.12	17,948,345.36	04/01/23
19	301161019	SS	Various	Various	Actual/360	4.880%	62,141.70	31,979.01	0.00	N/A	07/05/23	--	14,787,819.20	14,755,840.19	04/05/23
20	301161020	MF	Murfreesboro	TN	Actual/360	4.680%	57,102.99	25,686.83	0.00	N/A	05/01/23	--	14,169,476.66	14,143,789.83	04/01/23
22	301161022	MF	Waxahachie	TX	Actual/360	5.120%	54,387.90	24,518.11	0.00	N/A	08/05/23	--	12,335,964.76	12,311,446.65	04/05/23
23	301161023	RT	Zanesville	OH	Actual/360	5.135%	53,486.17	25,004.15	0.00	N/A	11/01/23	--	12,097,179.42	12,072,175.27	11/01/21
24	301161024	RT	El Cajon	CA	Actual/360	5.130%	50,599.74	20,223.57	0.00	N/A	11/05/23	07/05/23	11,454,382.92	11,434,159.35	04/05/23
25	301161025	MH	Ontario	CA	Actual/360	4.920%	44,112.66	22,380.22	0.00	N/A	08/01/23	--	10,412,113.93	10,389,733.71	04/01/23
26	301161026	OF	Canonsburg	PA	Actual/360	5.163%	43,469.25	15,998.24	0.00	N/A	10/01/23	--	9,777,342.97	9,761,344.73	04/01/23
28	301161028	IN	Peachtree City	GA	Actual/360	5.430%	42,534.67	18,313.06	0.00	N/A	06/01/23	--	9,096,703.26	9,078,390.20	04/01/23
29	301161029	MH	Richland	WA	Actual/360	5.370%	40,823.17	17,941.08	0.00	N/A	08/01/23	06/01/23	8,828,222.63	8,810,281.55	04/01/23
31	301161031	MF	Kissimmee	FL	Actual/360	5.180%	37,448.74	17,338.86	0.00	N/A	07/05/23	--	8,395,533.05	8,378,194.19	04/05/23
32	301161032	MH	Phoenix	AZ	Actual/360	5.320%	37,956.71	16,863.20	0.00	N/A	07/01/23	--	8,285,481.79	8,268,618.59	04/01/23
34	28000389	OF	Farmers Branch	TX	Actual/360	5.223%	35,230.49	15,969.04	0.00	N/A	11/06/23	--	7,833,203.87	7,817,234.83	04/06/23
35	301161035	RT	San Pablo	CA	Actual/360	4.810%	35,241.14	12,821.06	0.00	N/A	10/05/23	--	8,508,355.90	8,495,534.84	04/05/23
39	301161039	MH	Various	VA	Actual/360	5.330%	32,415.29	14,247.62	0.00	N/A	08/01/23	--	7,062,581.03	7,048,333.41	04/01/23
40	301161040	MF	Indianapolis	IN	Actual/360	5.110%	28,054.44	13,310.81	0.00	N/A	10/05/23	--	6,375,606.94	6,362,296.13	04/05/23
41	28000390	IN	Maspeth	NY	Actual/360	5.345%	29,179.08	12,678.60	0.00	N/A	11/06/23	--	6,339,641.92	6,326,963.32	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
42	301161042	RT	Chandler	AZ	Actual/360	4.690%	26,223.84	12,344.01	0.00	N/A	11/05/23	--	6,493,281.32	6,480,937.31	04/05/23
43	301161043	RT	Houston	TX	Actual/360	5.000%	15,628.83	20,622.54	0.00	11/05/23	11/05/33	08/05/23	3,629,922.16	3,609,299.62	04/05/23
44	301161044	SS	Philadelphia	PA	Actual/360	5.270%	20,963.68	9,475.69	0.00	N/A	09/01/23	--	4,619,528.11	4,610,052.42	04/01/23
46	301161046	MH	Lakeland	TN	Actual/360	5.400%	21,214.62	9,102.43	0.00	N/A	10/01/23	08/01/23	4,562,283.47	4,553,181.04	04/01/23
48	301161048	MH	Tampa	FL	Actual/360	5.530%	19,181.60	12,844.18	0.00	N/A	08/01/23	--	4,028,102.51	4,015,258.33	04/01/23
49	301161049	RT	Royal Palm Beach	FL	Actual/360	5.480%	11,166.72	4,696.25	0.00	N/A	09/01/23	--	2,366,388.15	2,361,691.90	04/01/23
50	301161050	RT	Pace	FL	Actual/360	5.480%	6,380.98	2,683.58	0.00	N/A	09/01/23	--	1,352,220.98	1,349,537.40	04/01/23
51	301161051	MH	Orlando	FL	Actual/360	5.360%	16,266.01	6,095.45	0.00	N/A	06/01/23	--	3,524,172.70	3,518,077.25	04/01/23
52	301161052	MH	Lompoc	CA	Actual/360	4.920%	13,233.80	6,714.06	0.00	N/A	08/01/23	--	3,123,634.66	3,116,920.60	04/01/23
53	301161053	RT	Maricopa	AZ	Actual/360	5.150%	13,897.34	6,502.20	0.00	N/A	07/05/23	--	3,133,757.10	3,127,254.90	04/05/23
54	301161054	RT	Chicago	IL	Actual/360	5.150%	15,393.00	4,897.33	0.00	N/A	07/05/23	--	3,471,017.79	3,466,120.46	04/05/23
55	301161055	MH	Tampa	FL	Actual/360	5.230%	14,237.97	5,486.60	0.00	N/A	09/01/23	--	3,161,457.33	3,155,970.73	04/01/23
56	28000382	RT	Goodyear	AZ	Actual/360	5.517%	14,138.77	5,828.08	0.00	N/A	10/06/23	--	2,976,113.52	2,970,285.44	04/06/23
57	301161057	SS	Anchorage	AK	Actual/360	5.030%	11,607.67	5,629.34	0.00	N/A	11/05/23	08/05/23	2,679,895.20	2,674,265.86	04/05/23
58	301161058	MH	Phoenix	AZ	Actual/360	5.390%	11,468.75	4,937.77	0.00	N/A	08/01/23	--	2,470,973.61	2,466,035.84	04/01/23
59	301161059	SS	Lancaster	TX	Actual/360	5.184%	10,892.51	5,003.95	0.00	N/A	11/01/23	--	2,439,844.16	2,434,840.21	04/01/23
60	301161060	SS	Dallas	TX	Actual/360	5.184%	10,010.79	7,255.51	0.00	N/A	11/01/23	--	2,242,345.15	2,235,089.64	04/01/23
Totals							2,968,478.69	1,282,586.30	0.00				685,973,279.17	684,690,692.85
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,995,769.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,622,517.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,538,373.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,445,103.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	47,196,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,405,050.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,208,432.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	760,928.00	0.00	--	--	03/01/23	3,138,458.00	25,895.37	116,939.10	1,410,771.27	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	465,145.00	01/01/22	09/30/22	06/13/22	3,929,402.00	451,769.88	60,705.00	1,035,481.96	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	681,379.00	466,801.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	912,269.79	889,277.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	7,560.01	0.00
35	1,850,561.62	1,679,480.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	904,395.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,213,643.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1,340,528.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	311,408.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	255,765.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	461,446.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	590,639.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	547,031.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	99,241,903.65	3,500,705.27				7,067,860.00	477,665.25	177,644.09	2,446,253.23	7,560.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	2	29,118,820.92	0	0.00	1	12,072,175.27	0	0.00	0	0.00	0	0.00	5.025306%	4.996972%	5
03/17/23	0	0.00	0	0.00	2	29,200,284.12	0	0.00	1	12,097,179.42	0	0.00	0	0.00	0	0.00	5.025364%	4.997018%	6
02/17/23	0	0.00	0	0.00	2	29,293,778.59	0	0.00	1	12,127,239.61	0	0.00	0	0.00	0	0.00	5.025433%	4.997075%	7
01/18/23	0	0.00	0	0.00	2	29,374,478.29	0	0.00	1	12,152,001.37	0	0.00	0	0.00	0	0.00	5.025490%	4.997120%	8
12/16/22	0	0.00	0	0.00	2	29,454,825.87	0	0.00	1	12,176,654.14	0	0.00	0	0.00	0	0.00	5.025546%	4.997165%	9
11/18/22	0	0.00	0	0.00	2	29,538,986.28	0	0.00	1	12,202,931.17	0	0.00	0	0.00	1	18,932,562.57	5.025606%	4.997213%	10
10/17/22	0	0.00	0	0.00	2	29,618,616.01	0	0.00	1	12,227,359.75	0	0.00	0	0.00	0	0.00	5.020913%	4.992958%	11
09/16/22	0	0.00	0	0.00	2	29,702,084.67	0	0.00	1	12,253,420.75	0	0.00	0	0.00	0	0.00	5.020971%	4.999123%	12
08/17/22	0	0.00	1	17,503,375.63	1	12,277,627.08	0	0.00	1	12,277,627.08	0	0.00	0	0.00	0	0.00	5.021024%	4.999174%	13
07/15/22	1	17,557,849.53	0	0.00	1	12,301,726.85	0	0.00	1	12,301,726.85	0	0.00	0	0.00	0	0.00	5.021077%	4.999224%	14
06/17/22	0	0.00	0	0.00	1	12,327,471.00	0	0.00	1	12,327,471.00	0	0.00	0	0.00	0	0.00	5.021133%	4.999278%	15
05/17/22	0	0.00	0	0.00	1	12,351,351.36	0	0.00	1	12,351,351.36	0	0.00	0	0.00	0	0.00	5.021185%	4.999327%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	301161015	05/01/22	10	6	116,939.10	1,410,771.27	0.00	17,668,547.03	08/15/22	2
23	301161023	11/01/21	16	6	60,705.00	1,035,481.96	0.00	12,501,161.64	06/08/20	7			09/23/21
Totals					177,644.09	2,446,253.23	0.00	30,169,708.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		491,910,566	474,863,920	17,046,646		0
7 - 12 Months		192,780,127	180,707,952		0	12,072,175
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	684,690,693	655,571,872	0	0	17,046,646	12,072,175
Mar-23	685,973,279	656,772,995	0	0	17,103,105	12,097,179
Feb-23	687,523,894	658,230,115	0	0	17,166,539	12,127,240
Jan-23	688,794,198	659,419,720	0	0	17,222,477	12,152,001
Dec-22	690,058,996	660,604,170	0	0	17,278,172	12,176,654
Nov-22	691,410,050	661,871,064	0	0	17,336,055	12,202,931
Oct-22	711,627,693	682,009,077	0	0	17,391,256	12,227,360
Sep-22	713,001,858	683,299,774	0	0	17,448,664	12,253,421
Aug-22	714,275,423	684,494,420	0	17,503,376	0	12,277,627
Jul-22	715,543,473	685,683,896	17,557,850	0	0	12,301,727
Jun-22	716,901,225	704,573,754	0	0	0	12,327,471
May-22	718,157,904	705,806,553	0	0	0	12,351,351
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	301161015	17,046,645.65	17,668,547.03	16,500,000.00	12/13/22	439,550.00	0.27930	12/31/22	10/01/23	185
23	301161023	12,072,175.27	12,501,161.64	8,900,000.00	05/22/22	345,330.00	0.48880	09/30/22	11/01/23	246
Totals		29,118,820.92	30,169,708.67	25,400,000.00		784,880.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	301161015	OF	MN	08/15/22	2

04.01.2023 - The loan was transferred to Special Servicing on 8/15/22 due to Monetary Default. Borrow has signed a PNA and a NOD was sent to Borrower on 9/8/22. The office property was built in 1973, upgraded in 2006, and most recently renovated in 2012. A major tenant who occupied ~30% of the property's NRA went dark in 2019 and stopped paying in 2022 which was the cause of the Borrower's monetary default. A receiver has been appointed as of 1/27/2023.

23	301161023	RT	OH	06/08/20	7

04.01.2023 - The property is a 190,196 SF anchored retail center located in Zanesville, OH. As of June 2022, the asset is 35% physically occupied, after the departure of Hobby Lobby (55,521 SF) in Q3 2021. The property is currently REO after a foreclosure sale occurred on 6/3/2021; the foreclosure deed was recorded on 9/23/2021. Property Management has been changed at the property and new leasing broker has been engaged to attempt to stabilize the asset. Property has several restrictive use covenants which are limiting leasing activity at the center; the restrictive uses will be targeted for renegotiation to allow for a broader pool of prospective tenants. Discussions continue with the leasing broker, and LOIs are being discussed with potential tenants to fill vacant spaces. Property is now being marketed for sale.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301161006	41,176,237.35	5.19000%	41,176,237.35 5.19000%		10	06/01/20	05/01/20	07/13/20
6	301161006	0.00	5.19000%	0.00	5.19000%	10	07/13/20	05/01/20	06/01/20
10	301161010	34,122,443.23	5.25000%	34,122,443.23 5.25000%		9	08/05/20	07/31/20	08/05/20
27	301161027	0.00	5.14000%	0.00	5.14000%	2	12/04/19	12/04/19	02/19/20
Totals		75,298,680.58		75,298,680.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	301161027 11/18/21	9,158,070.27	5,800,000.00	6,092,897.91	314,128.26	6,092,897.91	5,778,769.65	3,379,300.62	0.00	0.00	3,379,300.62	31.36%
47	28000383 12/17/20	4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	83,337.74	3,307,904.53	63.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,595,135.81	7,100,000.00	9,079,606.91	1,476,745.28	8,301,338.20	6,824,592.92	6,770,542.89	0.00	83,337.74	6,687,205.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	301161027	11/18/21	0.00	0.00	3,379,300.62	0.00	0.00	3,379,300.62	0.00	0.00	3,379,300.62
47	28000383	02/17/23	0.00	0.00	3,307,904.53	0.00	0.00	(86,645.97)	0.00	0.00	3,307,904.53
		01/18/23	0.00	0.00	3,394,550.50	0.00	0.00	3,308.23	0.00	0.00
		12/17/20	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,687,205.15	0.00	0.00	6,687,205.15	0.00	0.00	6,687,205.15

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	2,396.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,681.92	0.00	0.00	13,606.04	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,604.25	0.00	0.00	17,195.72	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,682.38	0.00	0.00	30,801.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,484.14

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28